SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Silver	$ 16,642	$ 16,570
Gold	20,361	25,875
Copper	13,137	10,258
Penalties, Treatment Costs And Refining Charges	(6,251)	(8,516)
Total Revenue From Mining Operations	$ 43,889	$ 44,187